Note 42 Other operating expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating expense [Line Items]
Change in inventories		€ 151	€ 134	€ 151
Contribution To Guaranteed Banks Deposits Funds		1,017	997	829
Hiperinflation Adjustments other operating expense	[1]	2,007	1,687	585
Other operating expense	[2]	867	620	475
Miscellaneous other operating expense		€ 4,042	€ 3,438	€ 2,041

[1]
(1) For the year ended December 31, 2023 it includes €916 million related to Turkey and €1,062 million related to Argentina. For the year ended December 31, 2022, it includes €832 million related to Turkey and €822 million related to Argentina (see Note 2.2.18).

[2]	(2) For the year ended December 2023, it includes €215 million corresponding to the total annual amount disbursed under the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022 (see Note 19.6)